CHARLENE GRANT
Assistant Vice President, Counsel
Law Department
Phone: 949-219-7286
Fax: 949-219-6952
Charlene.Grant@pacificlife.com
March 16, 2011
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Prime Flexible Premium Life Insurance Policy (File Number to be Assigned) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-6. The enclosed relates to a variable life insurance policy, designated as Pacific Prime (“Prime”), which is funded by the Separate Account.
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).” Prime is based on, and is substantially similar to, the recently filed Pacific Select Exec V Flexible Premium Variable Life Insurance Policy (“Exec V”), File #333-150092, which went effective on May 1, 2010. The only significant difference between the products is that the term riders available with Exec V are not available in the Prime product.
By copy of this letter, we are sending an electronic copy of the Prime prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Exec V prospectus and SAI.
No fees are required in connection with this filing.
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. Please contact me with any questions or comments.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant